Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Revenue Composition	Revenue composition

	2012	2011	2010
Goods	4,346	4,170	4,392
Patents and licenses	12	24	10

	4,358	4,194	4,402

Depreciation, Amortization and Impairment

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2012	2011	2010
Depreciation of property, plant and equipment	247	290	359
Impairment of assets held for sale	—	—	30
Amortization of internal use software	24	10	14
Amortization of identified intangible assets	262	291	281

	533	591	684

Other Income and Expense

Other income and expense consists of the following:

	2012	2011	2010
Result on disposal of property, plant and equipment:
- income	1	8	8
- expense	—	(18)	—
Result on disposal of businesses:
- income	19	—	—
- expense	—	—	(37)
Result on other items:
- income	10	17	19
- expense	(1)	(3)	(6)

Total other income	30	25	27
Total other expense	(1)	(21)	(43)

Total other income (expense)	29	4	(16)

Financial Income and Expense

Financial income and expense

	2012	2011	2010
Interest income	4	5	2
Interest expense	(270)	(312)	(320)

Total interest expense, net	(266)	(307)	(318)
Net gain (loss) on extinguishment of debt	(161)	(32)	57
Sale of securities and other financial assets	—	—	8
Foreign exchange rate results	28	128	(331)
Miscellaneous financing costs/income, net	(38)	(46)	(44)

Total other financial income and expense	(171)	50	(310)

Total	(437)	(257)	(628)

Earnings Per Share

Earnings per share

The computation of earnings per share (EPS) is presented in the following table:

	2012	2011	2010
Income (loss) from continuing operations	(53)	2	(465)
Less: Net income (loss) attributable to non-controlling interests	63	46	50

Income (loss) from continuing operations attributable to stockholders	(116)	(44)	(515)
Income (loss) from discontinued operations attributable to stockholders	1	434	59

Net income (loss) attributable to stockholders	(115)	390	(456)
Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands):
Basic and diluted	248,064	248,812	229,280
Basic and diluted EPS attributable to stockholders in $: 1)
Income (loss) from continuing operations	(0.46)	(0.17)	(2.25)
Income (loss) from discontinued operations	—	1.74	0.26

Net income (loss)	(0.46)	1.57	(1.99)

1)

In 2012, 32,394,794 securities (2011: 27,789,634 securities; 2010: 24,350,650 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been anti-dilutive for the periods presented.

Receivables, Net

Receivables, net

Accounts receivable are summarized as follows:

	2012	2011
Accounts receivable from third parties	463	425
Allowance for doubtful accounts	(4)	(4)
Accounts receivable from equity-accounted investees (net)	—	20
Other receivables	51	38

	510	479

Inventories, Net	Inventories, net Inventories are summarized as follows:

	2012	2011
Raw materials	70	69
Work in process	515	415
Finished goods	130	134

	715	618

Property, Plant and Equipment, Net

Property, plant and equipment, net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2012	2011
Land		59	62
Buildings	9 to 50	452	432
Machinery and installations	2 to 7	1,338	1,332
Other Equipment	1 to 5	186	185
Prepayments and construction in progress		68	54

		2,103	2,065
Less accumulated depreciation		(1,033)	(1,002)

Property, plant and equipment, net of accumulated depreciation		1,070	1,063

Accrued Liabilities

Accrued liabilities

Accrued liabilities are summarized as follows:

	2012	2011
Payroll and related benefits	193	143
Pension-related benefits	21	21
Utilities, rent and other	28	17
Income tax payable (refer to Note 15)	29	36
Deferred tax liabilities (refer to Note 15)	4	1
Liability for unrecognized tax benefits	—	6
Communication & IT costs (including accruals related to EDA contracts)	25	10
Distribution costs	9	7
Sales-related costs	12	13
Purchase-related costs	4	5
Interest accruals	25	74
Derivative instruments—liabilities (refer to Note 6)	2	3
Other accrued liabilities	137	138

	489	474

Accumulated Other Comprehensive Income (Loss), Net of Tax

Accumulated other comprehensive income (loss), net of tax

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Net actuarial gain/(losses)	Accumulated Other Comprehensive Income (loss)
As of December 31, 2009	—	367	32	399
2010 other comprehensive income (loss)	—	158	(19)	139

As of December 31, 2010	—	525	13	538
2011 other comprehensive income (loss)	(203)	(21)	9	(215)

As of December 31, 2011	(203)	504	22	323
2012 other comprehensive income (loss)	18	10	(51)	(23)

As of December 31, 2012	(185)	514	(29)	300

Cash Flow Information

Cash Flow Information

($ in millions)	For the years ended December 31,
	2012	2011	2010
Net cash paid during the period for:
Interest	292	301	278
Income taxes	28	25	19

Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	31	30	6
Book value of these assets	(12)	(40)	(142)
Non-cash gains (losses)	1	—	115

	20	(10)	(21)
Non-cash investing information:
Assets received in lieu of cash from the sale of businesses:
Trident shares	—	—	177
Others	3	—	—

Other items:
Other items consist of the following non-cash elements in income:
Value adjustments/impairment financial assets	—	—	(4)
Non-cash interest cost due to applying effective interest method	22	18	15
Others	—	—	(7)

	22	18	4